DISCONTINUED OPERATION (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Adjustment of current tax of prior period	$ (463)	$ (132)	$ 0
Her Majesty Revenue And Customs [Member]
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Adjustment of current tax of prior period		$ 2,400,000